UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C. 20549

                                  FORM 24F-2
                       Annual Notice of Securities Sold
                            Pursuant to Rule 24f-2

           Read instructions at end of Form before preparing Form.
                            Please print or type.

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1.    Name and address of issuer:

                              MTB Group of Funds
                             Federated Investors
                             1001 Liberty Avenue
                     Pittsburgh, Pennsylvania 15222-3779

2. The name of each series or class of securities for which this Form is filed (If the Form is being filed for all series and classes of securities of the issuer, check the box but do not list series or
      classes):                                                          [  ]

                            MTB Money Market Fund

                     MTB U.S. Treasury Money Market Fund

                   MTB New York Tax-Free Money Market Fund

                       MTB New York Municipal Bond Fund

                        MTB U.S. Government Bond Fund

                           MTB Large Cap Value Fund

                            MTB Mid Cap Stock Fund

                          MTB Large Cap Growth Fund

                       MTB Intermediate-Term Bond Fund

                     MTB Pennsylvania Municipal Bond Fund

               MTB Managed Allocation Fund-Conservative Growth

                 MTB Managed Allocation Fund-Moderate Growth

                MTB Managed Allocation Fund-Aggressive Growth

                           MTB Small Cap Stock Fund

                        MTB International Equity Fund

                   MTB Short Duration Government Bond Fund

                         MTB Prime Money Market Fund

                    MTB U.S. Government Money Market Fund

                        MTB Tax-Free Money Market Fund

                 MTB Pennsylvania Tax-Free Money Market Fund

                      MTB Short-Term Corporate Bond Fund

                       MTB Maryland Municipal Bond Fund

                               MTB Income Fund

                              MTB Balanced Fund

                           MTB Social Balanced Fund

                            MTB Equity Income Fund

                            MTB Equity Index Fund

                           MTB Large Cap Stock Fund

                          MTB Multi Cap Growth Fund

                           MTB Mid Cap Growth Fund

                          MTB Small Cap Growth Fund


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3.    Investment Company Act File Number:
                                                                      811-5514

      Securities Act File Number:
                                                                      33-20673


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4(a). Last day of fiscal year for which this Form is filed:
                                                                April 30, 2005


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4(b). [   ] Check box if this Form is being filed late (i.e., more than 90 calendar days after the end of the issuer's fiscal year). (See Instruction A.2)
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Note:  If the Form is being filed late, interest must be paid on the registration fee due.
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4(c). [   ]  Check box if this is the last time the issuer will be filing this Form.


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5.    Calculation of registration fee:
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            (i)   Aggregate sale price of securities sold during
            the fiscal year pursuant to section 24(f):       $17,518,250,709
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            (ii)  Aggregate price of securities redeemed or
            repurchased during the fiscal year:  $18,742,283,349
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            (iii) Aggregate price of securities redeemed or
            repurchased during any prior fiscal year
            ending no earlier than October 11, 1995 that
            were not previously used to reduce registration
            fees payable to the Commission:      $1,431,138,912
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            (iv)  Total available redemption credits [add Items 5(ii)
            and 5(iii)]:       $20,173,422,261
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            (v)   Net sales -- if Item 5(i) is greater than Item 5(iv)
            [subtract Item 5(iv) from Item 5(i)]:      $-
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            (vi)  Redemption credits available for use in future years
            -- if Item 5(i) is less than Item 5(iv) [subtract
            Item 5(iv) from Item 5(i)]:    $(2,655,171,552)
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            (vii) Multiplier for determining registration fee
            (See Instruction C.9):  x0.0001177
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            (viii)      Registration fee due [multiply Item 5(v) by Item
            5(vii)] (enter "0" if no fee is due):     = $0
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6.    Prepaid Shares

      If the response to item 5(i) was determined by deducting an amount of securities that were registered under the Securities Act of 1933 pursuant to rule 24e-2 as in effect before [effective date of rescission of rule 24e-2], then report the amount of securities (number
      of shares or other units) deducted here:   -   .  If there is a number
      of shares or other units that were registered pursuant to rule 24e-2 remaining unsold at the end of the fiscal year for which this form is filed that are available for use by the issuer in future fiscal years,
      then state that number here:   -   .
7.    Interest due -- if this Form is being filed more than 90 days after the
      end of the issuer's fiscal year (see Instruction D):             +$-
8. Total of the amount of the registration fee due plus any interest due [line 5(viii) plus
      line 7]:                                                          = $0
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9.    Date the registration fee and any interest payment was sent to the
      Commission's lockbox depository:
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      Method of Delivery:
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            [   ] Wire Transfer
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            [   ] Mail or other means


                                  SIGNATURES


This Form has been signed below by the following persons on behalf of the issuer and in the capacities and on the dates indicated.


By (Signature and Title)* /s/Keith Antle
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                  Keith Antle, Assistant Treasurer


Date:  07/21/2005

* Please print the name and title of the signing officer below the signature.